Deposits and Subordinated Debt	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand			Payable on
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	a fixed date (4)(5)	April 30, 2022	October 31, 2021
Deposits by:
Banks (1)	3,809	2,184	1,046	19,562	26,601	26,611
Business and government	50,030	57,235	144,638	212,266	464,169	442,248
Individuals	5,078	39,307	125,270	53,289	222,944	216,772
Total (2) (3)	58,917	98,726	270,954	285,117	713,714	685,631
Booked in:
Canada	48,833	87,139	131,586	195,802	463,360	427,316
United States	9,645	11,513	137,984	61,437	220,579	232,830
Other countries	439	74	1,384	27,878	29,775	25,485
Total	58,917	98,726	270,954	285,117	713,714	685,631

(1)	Includes regulated and central banks.
(2)	Includes structured notes and metals deposits designated as FVTPL (Note 6).
(3)
Included in deposits as at April 30, 2022 and October 31, 2021 are $351,797 million and $342,967 million, respectively, of deposits denominated in U.S. dollars, and $41,684 million and $29,937 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $41,047 million of senior unsecured debt as at April 30, 2022 subject to the Bank Recapitalization
(Bail-In)
regime ($35,959 million as at October 31, 2021). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)
Deposits totalling $23,390 million as at April 30, 2022 ($20,991 million as at October 31, 2021) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them as payable on a fixed date, based on their remaining contractual maturities.

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2022	173,564	57,775	27,878	259,217
As at October 31, 2021	140,002	72,399	23,921	236,322

The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2022	24,869	14,179	46,421	88,095	173,564
As at October 31, 2021	20,626	12,761	20,933	85,682	140,002

Subordinated Debt
On April 28, 2022, we announced our intention to redeem all of our $850 million 2.57% Series I Medium-Term Notes Second Tranche on June 1, 2022.
On

January
10
,
2022
, we issued US$
1,250
 million of
3.088
% unsecured subordinated debt through our U.S. Medium-Term Note Program. The issue is due
January 10, 2037
. The notes reset to a floating rate on
January 10, 2032
.